John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 95.7%		$1,648,353,983
(Cost $1,696,264,663)
Belgium 0.8%		13,504,787

KBC Group NV	210,035	13,504,787
Bermuda 2.8%		47,799,651

Axis Capital Holdings, Ltd.	238,305	15,172,879
Everest Re Group, Ltd.	132,285	32,626,772
Canada 3.2%		54,314,684

Barrick Gold Corp.	1,117,909	18,168,774
Canadian Natural Resources, Ltd.	853,631	21,622,128
Nutrien, Ltd.	105,063	5,758,503
The Stars Group, Inc. (A)	563,214	8,765,279
Denmark 3.2%		55,925,532

A.P. Moller - Maersk A/S, Series B	11,961	13,430,386
FLSmidth & Company A/S	231,289	9,472,981
Novo Nordisk A/S, B Shares	687,685	33,022,165
Finland 0.9%		15,819,107

Sampo OYJ, A Shares	380,967	15,819,107
France 12.1%		209,257,690

Capgemini SE	250,890	31,854,075
Cie Generale des Etablissements Michelin SCA	79,897	8,832,402
Danone SA	614,463	53,294,184
Dassault Aviation SA	6,406	8,804,814
Kering SA	25,463	13,151,925
Schneider Electric SE	102,378	8,832,772
TOTAL SA	1,138,572	59,012,392
Vinci SA	247,659	25,475,126
Germany 4.0%		68,452,996

Allianz SE	142,749	33,119,047
Henkel AG & Company KGaA	101,549	9,540,637
Muenchener Rueckversicherungs-Gesellschaft AG	66,701	15,895,358
Siemens AG	90,946	9,897,954
Hong Kong 1.6%		26,928,397

CK Hutchison Holdings, Ltd.	1,828,912	17,091,143
Melco Resorts & Entertainment, Ltd., ADR	437,795	9,837,254
Hungary 1.3%		22,383,656

OTP Bank Nyrt	537,475	22,383,656
Ireland 4.0%		68,894,530

AIB Group PLC	4,375,249	14,985,807
Bank of Ireland Group PLC	3,402,545	15,014,345
CRH PLC	1,166,616	38,894,378
Japan 20.7%		355,734,777

Asahi Group Holdings, Ltd.	284,100	12,305,767
Bandai Namco Holdings, Inc.	208,500	11,208,805
Haseko Corp.	1,514,900	16,410,436
Hitachi, Ltd.	844,500	29,941,579
Kamigumi Company, Ltd.	348,900	8,020,897
Kinden Corp.	801,300	12,121,694

2 JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Matsumotokiyoshi Holdings Company, Ltd.	236,600	$7,875,678
Mitsubishi Corp.	467,900	12,564,182
Mitsubishi Estate Company, Ltd.	927,500	17,072,439
Mitsui & Company, Ltd.	555,700	9,033,938
Nippon Telegraph & Telephone Corp.	565,200	25,508,076
Qol Holdings Company, Ltd.	504,000	7,575,191
Sanwa Holdings Corp.	1,343,700	14,980,301
Seven & i Holdings Company, Ltd.	775,500	26,466,217
Shionogi & Company, Ltd.	397,700	22,018,665
Sony Corp.	665,200	37,832,527
Sumitomo Mitsui Financial Group, Inc.	487,300	17,040,771
Taiheiyo Cement Corp.	516,100	14,494,839
Tokio Marine Holdings, Inc.	664,000	35,245,781
Zenkoku Hosho Company, Ltd.	461,900	18,016,994
Mexico 0.4%		7,577,923

Cemex SAB de CV, ADR	2,128,630	7,577,923
Netherlands 6.0%		103,480,012

ING Groep NV	2,185,602	24,250,879
Koninklijke KPN NV	4,827,159	13,764,378
NXP Semiconductors NV	135,546	14,014,105
Royal Dutch Shell PLC, A Shares	1,633,589	51,450,650
Norway 1.0%		16,820,705

DNB ASA	940,198	16,820,705
Poland 0.6%		10,704,078

Bank Polska Kasa Opieki SA	402,935	10,704,078
Singapore 0.7%		11,408,784

United Overseas Bank, Ltd.	598,800	11,408,784
South Korea 2.2%		38,675,161

Hana Financial Group, Inc.	254,758	7,456,791
KB Financial Group, Inc.	245,927	8,986,616
KT Corp., ADR	790,524	9,328,183
Samsung Electronics Company, Ltd.	340,691	12,903,571
Spain 1.2%		20,129,550

Applus Services SA	492,169	6,918,281
Industria de Diseno Textil SA	441,519	13,211,269
Sweden 1.4%		24,807,437

Loomis AB, B Shares	378,324	13,012,950
Sandvik AB	768,591	11,794,487
Switzerland 7.2%		123,219,893

Glencore PLC (A)	2,487,240	7,976,127
Novartis AG	472,844	43,359,238
Roche Holding AG	129,122	34,561,449
STMicroelectronics NV	605,020	11,088,150
Swiss Re AG	270,919	26,234,929
United Kingdom 18.9%		325,966,455

Avast PLC (B)	2,844,325	11,615,828
Aviva PLC	3,394,542	16,665,897
Cairn Energy PLC (A)	3,701,450	7,104,583
Cineworld Group PLC	5,501,740	17,078,650

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 3

	Shares	Value
United Kingdom (continued)
Coca-Cola European Partners PLC (New York Stock Exchange)	153,122	$8,464,584
GlaxoSmithKline PLC	2,667,761	55,171,758
HSBC Holdings PLC	3,296,082	26,396,630
Imperial Brands PLC	1,638,068	41,574,233
Inchcape PLC	1,797,884	13,620,489
Nomad Foods, Ltd. (A)	1,194,037	26,591,207
Persimmon PLC	786,405	19,187,167
Tesco PLC	5,738,138	15,542,931
Tullow Oil PLC	3,471,640	8,134,444
Unilever PLC	824,239	49,587,994
Vodafone Group PLC	5,071,512	9,230,060
United States 1.5%		26,548,178

GrafTech International, Ltd.	344,347	3,942,773
The Mosaic Company	897,396	22,605,405
Preferred securities 1.0%		$16,238,368
(Cost $16,614,751)
Brazil 1.0%		16,238,368

Petroleo Brasileiro SA	2,376,200	16,238,368

	Yield (%)		Shares	Value
Short-term investments 2.7%				$46,141,935
(Cost $46,141,935)
Money market funds 2.7%				46,141,935

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2608	(C)	46,141,935	46,141,935
Total investments (Cost $1,759,021,349) 99.4%				$1,710,734,286
Other assets and liabilities, net 0.6%				11,191,751
Total net assets 100.0%				$1,721,926,037

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.

4 JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Financials	23.1%
Consumer staples	15.0%
Health care	10.9%
Industrials	10.7%
Energy	9.6%
Consumer discretionary	9.0%
Materials	6.6%
Information technology	6.5%
Communication services	4.3%
Real estate	1.0%
Short-term investments and other	3.3%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND 5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$13,504,787	—	$13,504,787	—
Bermuda	47,799,651	$47,799,651	—	—
Canada	54,314,684	54,314,684	—	—
Denmark	55,925,532	—	55,925,532	—
Finland	15,819,107	—	15,819,107	—
France	209,257,690	—	209,257,690	—
Germany	68,452,996	—	68,452,996	—
Hong Kong	26,928,397	9,837,254	17,091,143	—
Hungary	22,383,656	—	22,383,656	—
Ireland	68,894,530	—	68,894,530	—
Japan	355,734,777	—	355,734,777	—
Mexico	7,577,923	7,577,923	—	—
Netherlands	103,480,012	14,014,105	89,465,907	—
Norway	16,820,705	—	16,820,705	—
Poland	10,704,078	—	10,704,078	—
Singapore	11,408,784	—	11,408,784	—
South Korea	38,675,161	9,328,183	29,346,978	—
Spain	20,129,550	—	20,129,550	—
Sweden	24,807,437	—	24,807,437	—
Switzerland	123,219,893	—	123,219,893	—
United Kingdom	325,966,455	35,055,791	290,910,664	—

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	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	26,548,178	26,548,178	—	—
Preferred securities	16,238,368	16,238,368	—	—
Short-term investments	46,141,935	46,141,935	—	—

Total investments in securities	$1,710,734,286	$266,856,072	$1,443,878,214	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	39,922,436	(39,922,436)	—	—	—	$4,551	—	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

455Q3 07/19
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.	9/19